First Quarter Report
May 31, 2023 (Unaudited)
Columbia Large Cap Growth Opportunity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.9%
Issuer	Shares	Value ($)
Communication Services 9.9%
Entertainment 7.3%
Electronic Arts, Inc.	247,629	31,696,512
Endeavor Group Holdings, Inc., Class A(a)	1,043,652	23,503,043
Take-Two Interactive Software, Inc.(a)	173,442	23,888,167
Walt Disney Co. (The)(a)	44,614	3,924,247
Total		83,011,969
Interactive Media & Services 2.6%
Alphabet, Inc., Class A(a)	237,816	29,220,452
Total Communication Services		112,232,421
Consumer Discretionary 8.4%
Broadline Retail 5.6%
Amazon.com, Inc.(a)	527,454	63,600,403
Hotels, Restaurants & Leisure 2.1%
Hilton Worldwide Holdings, Inc.	173,420	23,605,931
Textiles, Apparel & Luxury Goods 0.7%
lululemon athletica, Inc.(a)	25,080	8,324,804
Total Consumer Discretionary		95,531,138
Consumer Staples 7.0%
Beverages 2.4%
Coca-Cola Co. (The)	452,809	27,014,585
Food Products 2.3%
Darling Ingredients, Inc.(a)	245,013	15,528,924
Kellogg Co.	162,291	10,836,170
Total		26,365,094
Household Products 2.3%
Procter & Gamble Co. (The)	181,491	25,862,467
Total Consumer Staples		79,242,146
Energy 3.3%
Energy Equipment & Services 2.4%
NOV, Inc.	1,489,375	20,955,506
Schlumberger NV	152,176	6,517,698
Total		27,473,204
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.9%
Hess Corp.	80,488	10,195,415
Total Energy		37,668,619
Financials 6.6%
Capital Markets 3.3%
Northern Trust Corp.	226,538	16,292,613
S&P Global, Inc.	31,730	11,658,554
Tradeweb Markets, Inc., Class A	151,811	10,163,747
Total		38,114,914
Financial Services 3.3%
Visa, Inc., Class A	168,040	37,141,881
Total Financials		75,256,795
Health Care 12.5%
Biotechnology 3.8%
BioMarin Pharmaceutical, Inc.(a)	200,821	17,459,378
Revolution Medicines, Inc.(a)	142,543	3,553,597
Vertex Pharmaceuticals, Inc.(a)	69,143	22,372,600
Total		43,385,575
Health Care Equipment & Supplies 4.6%
Intuitive Surgical, Inc.(a)	166,927	51,386,808
Pharmaceuticals 4.1%
Catalent, Inc.(a)	212,938	7,927,682
Eli Lilly & Co.	90,604	38,910,794
Total		46,838,476
Total Health Care		141,610,859
Industrials 8.0%
Air Freight & Logistics 1.7%
United Parcel Service, Inc., Class B	116,035	19,377,845
Commercial Services & Supplies 1.6%
Cintas Corp.	27,334	12,905,475
RB Global, Inc.	90,527	4,714,646
Total		17,620,121
Construction & Engineering 1.4%
WillScot Mobile Mini Holdings Corp.(a)	366,305	15,780,420
2	Columbia Large Cap Growth Opportunity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Growth Opportunity Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 2.3%
Uber Technologies, Inc.(a)	680,488	25,810,910
Machinery 1.0%
Stanley Black & Decker, Inc.	157,122	11,779,436
Total Industrials		90,368,732
Information Technology 33.3%
Electronic Equipment, Instruments & Components 4.2%
TE Connectivity Ltd.	66,341	8,125,446
Trimble Navigation Ltd.(a)	140,838	6,572,909
Zebra Technologies Corp., Class A(a)	124,993	32,819,412
Total		47,517,767
IT Services 3.2%
Accenture PLC, Class A	117,773	36,029,116
Semiconductors & Semiconductor Equipment 16.2%
Advanced Micro Devices, Inc.(a)	163,326	19,306,767
Cirrus Logic, Inc.(a)	105,174	8,169,916
GlobalFoundries, Inc.(a)	279,578	16,307,785
Lam Research Corp.	70,650	43,569,855
Marvell Technology, Inc.	556,588	32,554,832
QUALCOMM, Inc.	435,425	49,381,549
SiTime Corp.(a)	20,853	2,067,992
Teradyne, Inc.	124,653	12,488,984
Total		183,847,680
Software 9.7%
Crowdstrike Holdings, Inc., Class A(a)	160,736	25,738,656
Microsoft Corp.	230,219	75,601,617
Nutanix, Inc., Class A(a)	303,521	8,990,292
Total		110,330,565
Total Information Technology		377,725,128
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.5%
Chemicals 2.5%
FMC Corp.	71,235	7,414,139
Sherwin-Williams Co. (The)	92,330	21,030,927
Total		28,445,066
Total Materials		28,445,066
Real Estate 2.4%
Industrial REITs 2.4%
Prologis, Inc.	212,959	26,524,043
Total Real Estate		26,524,043
Utilities 1.0%
Independent Power and Renewable Electricity Producers 1.0%
AES Corp. (The)	596,127	11,767,547
Total Utilities		11,767,547
Total Common Stocks (Cost $981,833,425)		1,076,372,494

Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	57,347,016	57,318,343
Total Money Market Funds (Cost $57,318,336)		57,318,343
Total Investments in Securities (Cost: $1,039,151,761)		1,133,690,837
Other Assets & Liabilities, Net		363,189
Net Assets		1,134,054,026

Columbia Large Cap Growth Opportunity Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Large Cap Growth Opportunity Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	3,032,970	143,509,733	(89,224,354)	(6)	57,318,343	(4,661)	268,711	57,347,016
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Large Cap Growth Opportunity Fund | First Quarter Report 2023

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1QT186_02_N01_(07/23)